Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Revenue	$ 1,943,655	$ 2,265,803	$ 2,157,323
Cost of sales	(1,383,603)	(1,485,631)	(1,394,822)
Gross profit	560,052	780,172	762,501
Other income	18,218	32,048	17,827
Administrative expenses	(117,180)	(118,126)	(101,171)
Other expenses by function	(25,995)	(36,907)	(53,600)
Net impairment (losses) gains on reversal of financial assets	(1,057)	2,967	(8,038)
Other gains (losses)	(383)	6,404	543
Profit from operating activities	433,655	666,558	618,062
Finance income	26,289	22,533	13,499
Finance costs	(76,939)	(57,807)	(50,124)
Share of profit of associates and joint ventures accounted for using the equity method	9,786	6,351	14,452
Foreign currency translation differences	(2,169)	(16,597)	(1,299)
Profit before taxes	390,622	621,038	594,590
Income tax expense	(110,019)	(178,975)	(166,173)
Net profit	280,603	442,063	428,417
Net profit attributable to:
Profit (loss) attributable to Owners of the Parent	278,115	439,830	427,697
Profit (loss) attributable to Non-controlling interests	2,488	2,233	720
Net profit	$ 280,603	$ 442,063	$ 428,417
Earnings per share
Basic earnings per share (US$ per share)	$ 1.0567	$ 1.6711	$ 1.6250
Diluted earnings per share (US$ per share)	$ 1.0567	$ 1.6711	$ 1.6250